Notes and Loans Payable (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 12, 2021	May 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Short-term Debt [Line Items]
Total notes and loans payable							$ 3,196,718	$ 35,000
Aggregate amortization of the original issue discount					$ 1,168,918	$ 141,404	$ 273,607
Exercise price									$ 11.82	$ 8.40
Gain on extinguishment of debt					196,889
Director [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate							12.00%
Loan payable related party							$ 224,000
Equipment Acquisition Agreement [Member]
Short-term Debt [Line Items]
Total notes and loans payable	$ 1,250,000
Debt instrument, interest rate	6.00%
Debt outstanding			$ 1,050,000		$ 1,050,000
Debt monthly payments due	$ 100,000
Common Stock [Member]
Short-term Debt [Line Items]
Sale of common stock, shares			3,591,540		9,323,540		600,000	379,555
Common Stock [Member] | Equipment Acquisition Agreement [Member]
Short-term Debt [Line Items]
Total notes and loans payable	$ 4,066,774
Arena Special Opportunities Partners I, LP [Member] | Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Debt instrument, maturity date		Jan. 31, 2022
Debt instrument, interest rate		12.00%
Aggregate amortization of the original issue discount					$ 760,000	0
Debt outstanding		$ 1,193,135	$ 2,286,792		2,286,792
Exercise price		$ 0.45
Arena Special Opportunities Partners I, LP [Member] | Convertible Notes Payable [Member] | Warrant [Member]
Short-term Debt [Line Items]
Sale of common stock, shares		1,529,670					3,426,280
Arena Special Opportunities Partners I, LP [Member] | Convertible Notes Payable [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Sale of common stock, shares		1,529,670					3,426,280
Arena Special Opportunities Partners I, LP [Member] | Convertible Notes Payable One [Member]
Short-term Debt [Line Items]
Aggregate amortization of the original issue discount					277,000	0
Debt outstanding			1,073,250		1,073,250
Arena Special Opportunities Fund, LP [Member] | Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Debt instrument, maturity date		Jan. 31, 2022					Jan. 31, 2022
Aggregate amortization of the original issue discount					31,000	0
Debt outstanding		$ 306,865	87,773		87,773		$ 102,539
Arena Special Opportunities Fund, LP [Member] | Convertible Notes Payable [Member] | Warrant [Member]
Short-term Debt [Line Items]
Sale of common stock, shares		393,417					131,325
Arena Special Opportunities Fund, LP [Member] | Convertible Notes Payable [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Sale of common stock, shares							131,325
Arena Special Opportunities Fund, LP [Member] | Convertible Notes Payable Two [Member]
Short-term Debt [Line Items]
Aggregate amortization of the original issue discount					71,000	$ 0
Debt outstanding			$ 276,750		$ 276,750
Notes Payable [Member]
Short-term Debt [Line Items]
Total notes and loans payable							$ 2,675,239
Debt instrument, maturity date							Jan. 31, 2022
Debt instrument, interest rate							12.00%
Paycheck Protection Program Cares Act [Member]
Short-term Debt [Line Items]
Loans received							$ 194,940
Debt forgiveness		$ 194,940
Accrued interest		1,949
Gain on extinguishment of debt		$ 196,889
Promissory Note [Member] | Equipment Acquisition Agreement [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate	600.00%